UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23226

Listed Funds Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Gregory C. Bakken, President

Listed Funds Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 516-3097

Registrant’s telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: November 30, 2024

Item 1. Reports to Stockholders.

(a)

Swan Hedged Equity US Large Cap ETF
HEGD (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | November 30, 2024
This annual shareholder report contains important information about the Swan Hedged Equity US Large Cap ETF for the period of December 1, 2023, to November 30, 2024. You can find additional information about the Fund at https://etfs.swanglobalinvestments.com/hedged-equity-etf/. You can also request this information by contacting us at 1-970-382-8901.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Swan Hedged Equity US Large Cap ETF	$88	0.79%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Over the one-year period stretching from Dec 1st, 2023 to Nov 30th, 2024 the Fund had a return of 21.94% vs. the 33.89% return on the S&P 500 and a 28.86% return on the Cboe 95-110 Collar index. Relative to the S&P 500 this represents a capture ratio of almost 65% and exceeded expectations. In a typical up year, the Fund expects to capture 40%-60% of the S&P 500’s gains. The Fund entered the year with put option hedges set at a price level of 5,000 on the S&P 500. As the market set record high after record high, the management of the Fund ratcheted up the levels of the put option strike prices in July and September to keep pace with the market. It is the intention of the management to perform the annual, year-end re-hedge at the end of December in order to enter 2025 with a new set of two-year put options. Throughout the year put options remained relatively inexpensive due to the bullish outlook on the market.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/22/2020)
Swan Hedged Equity US Large Cap ETF NAV	21.94	9.13
S&P 500 TR	33.89	15.05
Cboe 95-110 Collar Index	28.86	10.30
Visit https://etfs.swanglobalinvestments.com/hedged-equity-etf/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Swan Hedged Equity US Large Cap ETF	PAGE 1	TSR-AR-53656F599

KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$328,915,789
Number of Holdings	10
Net Advisory Fee	$1,980,544
Portfolio Turnover	17%
30-Day SEC Yield	0.42%
Visit https://etfs.swanglobalinvestments.com/hedged-equity-etf/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of November 30, 2024)
Security Type Breakdown (%)

| | |
|---|---|
| Exchange Traded Funds | 95.6% |
| Purchased Options | 2.8% |
| Money Market Funds | 1.6% |
| Written Options | 0.0% |
| Cash & Other | 0.0% |

Top Holdings	(%)
SPDR S&P 500 ETF Trust	95.6%
First American Government Obligations Fund	1.6%
S&P 500 Index, Expiration: 12/19/2025; Exercise Price: $5,750.00	1.6%
S&P 500 Index, Expiration: 12/19/2025; Exercise Price: $5,500.00	1.2%
S&P 500 Index, Expiration: 12/31/2024; Exercise Price: $5,000.00	0.0%
S&P 500 Index, Expiration: 12/31/2024; Exercise Price: $4,550.00	0.0%
S&P 500 Index, Expiration: 12/20/2024; Exercise Price: $5,000.00	0.0%
S&P 500 Index, Expiration: 12/20/2024; Exercise Price: $4,550.00	0.0%
S&P 500 Index, Expiration: 12/20/2024; Exercise Price: $4,775.00	0.0%
S&P 500 Index, Expiration: 12/31/2024; Exercise Price: $4,775.00	0.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://etfs.swanglobalinvestments.com/hedged-equity-etf/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Swan Capital Management, LLC documents not be householded, please contact Swan Capital Management, LLC at 1-970-382-8901, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Swan Capital Management, LLC or your financial intermediary.
Swan Hedged Equity US Large Cap ETF	PAGE 2	TSR-AR-53656F599

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. John Jacobs is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 11/30/2024	FYE 11/30/2023
(a) Audit Fees	$15,350	$14,500
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$3,250	$3,000
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Co applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 11/30/2024	FYE 11/30/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 11/30/2024	FYE 11/30/2023
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The committee consists of the independent members of the entire Board.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Swan Hedged Equity US Large Cap ETF
Annual Financial Statements
November 30, 2024

Swan Hedged Equity US Large Cap ETF
Schedule of Investments
November 30, 2024

		Shares	Value
EXCHANGE TRADED FUNDS - 95.6%
SPDR S&P 500 ETF Trust(a)(f)		521,679	$314,337,681
TOTAL EXCHANGE TRADED FUNDS (Cost $240,396,602)			314,337,681
	Notional Amount	Contracts
PURCHASED OPTIONS - 2.8%
Put Options - 2.8%
S&P 500 Index(b)(c)
Expiration: 12/20/2024; Exercise Price: $4,550.00(g)	$19,303,616	32	3,520
Expiration: 12/20/2024; Exercise Price: $5,000.00(g)	19,303,616	32	6,720
Expiration: 12/31/2024; Exercise Price: $4,550.00(g)	115,821,696	192	37,920
Expiration: 12/31/2024; Exercise Price: $5,000.00(g)	115,821,696	192	67,200
Expiration: 12/19/2025; Exercise Price: $5,500.00	155,635,404	258	3,975,780
Expiration: 12/19/2025; Exercise Price: $5,750.00	159,254,832	264	5,250,960
TOTAL PURCHASED OPTIONS (Cost $24,056,868)			9,342,100
		Shares
SHORT-TERM INVESTMENTS - 1.6%
Money Market Funds - 1.6%
First American Government Obligations Fund - Class X, 4.56%(d)		5,381,019	5,381,019
TOTAL SHORT-TERM INVESTMENTS (Cost $5,381,019)			5,381,019
TOTAL INVESTMENTS - 100.0% (Cost $269,834,489)			$329,060,800
Liabilities in Excess of Other Assets - (0.0)%(e)			(145,011)
TOTAL NET ASSETS - 100.0%			$328,915,789

Percentages are stated as a percent of net assets.
(a)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.
(e)	Represents less than 0.05% of net assets.
(f)	A portion or all of the security has been segregated or earmarked as collateral for written options. The amount as of period end is $66,280,500.
(g)	Held in connection with a written option, see Schedule of Written Options for more detail.
The accompanying notes are an integral part of these financial statements.

1

Swan Hedged Equity US Large Cap ETF
Schedule of Written Options
November 30, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.0)%(a)
Put Options - (0.0)%(a)
S&P 500 Index(b)(c)
Expiration: 12/20/2024; Exercise Price: $4,775.00	$(38,607,232)	(64)	$(9,920)
Expiration: 12/31/2024; Exercise Price: $4,775.00	(231,643,392)	(384)	(102,720)
Total Put Options			(112,640)
TOTAL WRITTEN OPTIONS (Premiums received $9,060,597)			$(112,640)

Percentages are stated as a percent of net assets.
(a)	Represents less than 0.05% of net assets.
(b)	Exchange-traded.
(c)	100 shares per contract.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$314,337,681	$—	$—	$314,337,681
Purchased Options	—	9,342,100	—	9,342,100
Money Market Funds	5,381,019	—	—	5,381,019
Total Investments	$319,718,700	$9,342,100	$—	$329,060,800
Liabilities:
Investments:
Written Options	$—	$(112,640)	$—	$(112,640)
Total Investments	$—	$(112,640)	$—	$(112,640)

The accompanying notes are an integral part of these financial statements.

2

Swan Hedged Equity US Large Cap ETF
Statement of Assets and Liabilities
November 30, 2024

ASSETS:
Investments, at value	$329,060,800
Deposit at broker	144,889
Interest receivable	18,283
Receivable for fund shares sold	2,965
Total assets	329,226,937
LIABILITIES:
Written option contracts, at value	112,640
Payable to adviser	198,508
Total liabilities	311,148
NET ASSETS	$328,915,789
Net Assets Consists of:
Paid-in capital	$298,007,495
Total distributable earnings	30,908,294
Total net assets	$328,915,789
Net assets	$328,915,789
Shares issued and outstanding(a)	14,360,000
Net asset value per share	$22.90
Cost:
Investments, at cost	$269,834,489
Proceeds:
Written options, premium received	$9,060,597

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

3

Swan Hedged Equity US Large Cap ETF
STATEMENT of Operations
For the Year Ended November 30, 2024

INVESTMENT INCOME:
Dividend income	$3,035,913
Interest income	197,137
Total investment income	3,233,050
EXPENSES:
Investment advisory fee	1,980,544
Interest expense	1,128
Total expenses	1,981,672
Net investment income	1,251,378
REALIZED AND UNREALIZED GAIN
Net realized gain (loss) from:
Investments	(6,087,749)
Written option contracts expired or closed	3,128,665
Net realized loss	(2,959,084)
Net change in unrealized appreciation on:
Investments	44,925,604
Written option contracts	5,865,178
Net change in unrealized appreciation	50,790,782
Net realized and unrealized gain	47,831,698
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$49,083,076

The accompanying notes are an integral part of these financial statements.

4

Swan Hedged Equity US Large Cap ETF
Statements of Changes in Net Assets

	Year Ended November 30,
	2024	2023
OPERATIONS:
Net investment income	$1,251,378	$960,436
Net realized loss	(2,959,084)	(118,502)
Net change in unrealized appreciation	50,790,782	5,968,229
Net increase in net assets from operations	49,083,076	6,810,163
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(796,991)	(1,114,132)
Total distributions to shareholders	(796,991)	(1,114,132)
CAPITAL TRANSACTIONS:
Creations	130,657,062	95,545,776
Redemptions	(44,662,405)	(45,183,664)
ETF transaction fees (See Note 4)	35,064	28,146
Net increase in net assets from capital transactions	86,029,721	50,390,258
NET INCREASE IN NET ASSETS	134,315,806	56,086,289
NET ASSETS:
Beginning of the year	194,599,983	138,513,694
End of the year	$328,915,789	$194,599,983
SHARES TRANSACTIONS
Creations	6,220,000	5,160,000
Redemptions	(2,180,000)	(2,510,000)
Total increase in shares outstanding	4,040,000	2,650,000

The accompanying notes are an integral part of these financial statements.

5

Swan Hedged Equity US Large Cap ETF
Financial Highlights

	Year Ended November 30,			Period Ended November 30, 2021(a)
	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$18.86	$18.06	$19.04	$16.49
INVESTMENT OPERATIONS:
Net investment income(b)(c)	0.10	0.12	0.08	0.04
Net realized and unrealized gain (loss) on investments(d)	4.02	0.83	(1.00)	2.50
Total from investment operations	4.12	0.95	(0.92)	2.54
LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)	(0.15)	(0.06)	—
Total distributions	(0.08)	(0.15)	(0.06)	—
ETF transaction fees per share	0.00(e)	0.00(e)	0.00(e)	0.01
Net asset value, end of period	$22.90	$18.86	$18.06	$19.04
TOTAL RETURN(f)	21.94%	5.32%	−4.85%	15.46%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$328,916	$194,600	$138,514	$145,083
Ratio of expenses to average net assets(g)(h)(k)	0.79%	0.80%	0.80%	0.79%
Ratio of net investment income to average net assets(g)(h)	0.50%	0.69%	0.46%	0.27%
Portfolio turnover rate(f)(j)	17%	23%	230%	2%

(a)	The Fund commenced operations on December 22, 2020.
(b)	Net investment income per share has been calculated based on average shares outstanding during the year.
(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(e)	Amount represents less than $0.005 per share.
(f)	Not annualized for periods less than one year.
(g)	Annualized for periods less than one year.
(h)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(i)	Amount represents less than 0.005%.
(j)	Portfolio turnover rate excludes in-kind transactions.
(k)	Includes interest and tax expense of 0.00%, 0.01%, 0.01% and 0.00% for the year/period ended November 30, 2024, November 30, 2023, November 30, 2022 and November 30, 2021, respectively.
The accompanying notes are an integral part of these financial statements.

6

Swan Hedged Equity US Large Cap ETF
Notes to Financial Statements
November 30, 2024
1. ORGANIZATION
Swan Hedged Equity US Large Cap ETF (the “Fund”) is a diversified series of Listed Funds Trust (the “Trust”), formerly Active Weighting Funds ETF Trust. The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018 and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to December 22, 2023 the Fund was a non-diversified series of the Trust.
The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks long term capital appreciation while mitigating overall market risk. The Fund uses a combination of several strategies to produce capital appreciation while reducing risk exposure across market conditions.
2. SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. The Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.
Use of Estimates – The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.
Share Transactions – The net asset value (“NAV”) per share of the Fund will be equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.
Fair Value Measurement – In calculating the NAV, the Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.
Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price.
The valuation of the Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. The Board of Trustees of the Trust (the “Board” or the “Trustees”) has designated the Adviser as the valuation designee of the Fund. In its capacity as valuation designee, Swan Capital Management, LLC (“Swan Capital” or “Adviser”) has adopted procedures and methodologies to fair value Fund investments whose market prices are not “readily available” or are deemed to be unreliable. The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.
Money market funds are valued at NAV. If NAV is not readily available the securities will be valued at fair value.
Exchange-traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest asked price across the exchange. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. The premium a fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the value of an option at the date of purchase.

7

Swan Hedged Equity US Large Cap ETF
Notes to Financial Statements
November 30, 2024(Continued)
All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following hierarchy:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). See the Schedules of Investments and Written Options for a summary of the valuations as of November 30, 2024 for the Fund based upon the three levels describe above.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
Security Transactions – Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.
Investment Income – Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. Withholding taxes on foreign dividends has been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.
Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions – The Fund is treated as a separate entity for Federal income tax purposes. The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, the Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, the Fund will not be subject to Federal income tax.
Distributions to shareholders are recorded on the ex-dividend date. The Fund generally pays out dividends from net investment income, if any, at least annually, and distributes its net capital gains, if any, to shareholders at least

8

Swan Hedged Equity US Large Cap ETF
Notes to Financial Statements
November 30, 2024(Continued)
annually. The Fund may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.
Management evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Fund’s Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of November 30, 2024, the Fund’s fiscal year end, the Fund had no material uncertain tax positions and did not have a liability for any unrecognized tax benefits. As of November 30, 2024, the Fund’s fiscal year end, the Fund had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Fund recognized no interest or penalties related to uncertain tax benefits in the 2024 fiscal year. At November 30, 2024, the Fund’s fiscal year end, the tax periods for the prior three years are open to examination in the Fund’s major tax jurisdictions.
Indemnification – In the normal course of business, the Fund expects to enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
Derivatives – The Fund may purchase and write put and call options on indices and enter into related closing transactions. All options written on indices or securities must be covered, the Fund will segregate cash and/or other liquid assets in an amount equal to the Fund’s obligations. Put and call options on indices give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.
The Fund utilizes the defined risk strategy philosophy developed in 1997 by Randy Swan, President of the Adviser. In implementing this strategy, the equity portion of the Fund’s portfolio is hedged using put options and the option portion of the Fund’s portfolio is actively managed to seek additional return or provide risk mitigation. Additionally, the Fund invests in derivatives in order to protect against a possible decline in the market value of the securities in its portfolio, to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future and as a means of increasing the yield on its assets. The Fund purchasing put and call options pays a premium; therefore, if price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund’s securities or by a decrease in the cost of acquisition of securities by the Fund. When the Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which the Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price and will not participate in any increase in the price of such securities above the strike price. When a put option of which the Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities. The Fund maintains minimal counterparty risk through contracts bought or sold on an exchange. As of November 30, 2024, the Fund’s derivative instruments are not subject to a master netting arrangement.

9

Swan Hedged Equity US Large Cap ETF
Notes to Financial Statements
November 30, 2024(Continued)
The average monthly value outstanding of purchased and written options during the year ended November 30, 2024, were as follows:

Purchased Options	$14,930,903
Written Options	3,270,430

The following is a summary of the effect of derivative instruments on the Fund’s Statement of Assets and Liabilities as of November 30, 2024:

Equity Risk Contracts	Asset Derivatives, Investments, at Value	Liability Derivatives, Written Options, at Value
Purchased Options	$9,342,100	$—
Written Options	—	112,640
Total	$9,342,100	$112,640

The following is a summary of the effect of derivative instruments on the Fund’s Statement of Operations for the year ended November 30, 2024:

	Net Realized Gain (Loss)		Net Change in Unrealized Appreciation/Depreciation
	Purchased Options*	Written Options	Purchased Options*	Written Options
Equity Risk Contracts	$(18,150,439)	$3,128,665	$(8,054,046)	$5,865,178

*	Included in Net Realized and Unrealized Gain/(Loss) on Investments on Statement of Operations.
3. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Investment Advisory and Sub-Advisory Agreements – The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Fund subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act (the “Independent Trustees”).
Pursuant to the Advisory Agreement between the Trust, on behalf of the Fund, and Swan Capital, the Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.79% of the Fund’s average daily net assets. Swan Capital has agreed to pay all expenses of the Fund except the fee paid to Swan Capital under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any).
Swan Global Management, LLC (the “Sub-Adviser”), a Puerto Rico limited liability company serves as the sub-adviser to the Fund. Pursuant to a Sub-Advisory Agreement between the Adviser and the Sub-Adviser (the “Sub-Advisory Agreement”), the Sub-Adviser is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board, including the Independent Trustees. For its services, the Sub-Adviser is entitled to a sub-advisory fee paid by the Adviser, which fee is calculated and paid monthly, at a rate of 70% of the Adviser’s net advisory fee.
Distribution Agreement and 12b-1 Plan – Foreside Fund Services, LLC, a wholly-owned subsidiary of Foreside Financial Group, LLC (dba ACA Group) (the “Distributor”) serves as the Fund’s distributor pursuant to an ETF Distribution Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Fund. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Fund. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.

10

Swan Hedged Equity US Large Cap ETF
Notes to Financial Statements
November 30, 2024(Continued)
The Board has adopted a Rule 12b-1 Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, the Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Fund and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Fund.
Administrator, Custodian and Transfer Agent – U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”) serves as administrator, transfer agent and fund accountant of the Fund pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays the Fund’s administrative, custody and transfer agency fees.
A Trustee and all officers of the Trust are affiliated with the Administrator and the Custodian.
4. CREATION AND REDEMPTION TRANSACTIONS
Shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc. The Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of the Fund will be equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.
Creation Unit Transaction Fee – Authorized Participants may be required to pay to the Custodian a fixed transaction fee (the “Creation Unit Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Unit Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable business day. The Creation Unit Transaction Fee charged by the Fund for each creation order is $300.
An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (1) creations effected outside the Clearing Process and (2) creations made in an all cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. The Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Fund are displayed in the Capital Transactions section on the Statements of Changes in Net Assets.
Only “Authorized Participants” may purchase or redeem shares directly from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
A Creation Unit will generally not be issued until the transfer of good title of the deposit securities to the Fund and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Fund will be issued to such authorized participant notwithstanding the fact that the Fund’s deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant

11

Swan Hedged Equity US Large Cap ETF
Notes to Financial Statements
November 30, 2024(Continued)
to deliver the missing deposit securities as soon as possible. If the Fund or its agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Fund for losses, if any.
5. FEDERAL INCOME TAX
The tax character of distributions paid was as follows:

	Ordinary Income(1)	Long-Term Capital Gain
Year ended October 31, 2024	$796,991	$ —
Year ended October 31, 2023	$1,114,132	$—

(1)	Ordinary income may include short-term capital gains.
At November 30, 2024, the Fund’s recent fiscal year end, the unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Federal Tax Cost of Investments*	$260,741,057
Gross Tax Unrealized Appreciation	$83,032,331
Gross Tax Unrealized Depreciation	(14,825,228)
Net Tax Unrealized Appreciation	$68,207,103

*	Includes written option premiums
As of October 31, 2024, the Fund’s tax year end, the tax basis of distributable earnings/(accumulated losses) were as follows:

Undistributed Ordinary Income	$788,540
Other Accumulated Gain (Loss)	$(38,161,611)
Unrealized Appreciation on Investments	$57,077,863
Total Distributable Earnings (Accumulated Losses)	$19,704,792

As of October 31, 2024, the difference between book-basis and tax-basis unrealized appreciation/(depreciation) is due to wash sales and mark-to-market of Section 1256 contracts.
Under current tax law, net ordinary losses incurred after December 31 may be deferred and treated as occurring on the first day of the following tax year. The Fund’s carryforward losses and post-December losses are determined only at the end of each tax year. At October 31, 2024, the Fund had the following capital loss carryforwards:

	Short Term	Long Term	Expires
Swan Hedged Equity US Large Cap ETF	$(8,335,459)	$(16,150,647)	Indefinite

During the tax year ended October 31, 2024, capital loss carryforwards were utilized by the Fund as follows:

	Short Term	Long Term	Expires
Swan Hedged Equity US Large Cap ETF	$—	$—	Indefinite

U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The

12

Swan Hedged Equity US Large Cap ETF
Notes to Financial Statements
November 30, 2024(Continued)
permanent differences primarily relate to redemptions in-kind. For the tax year ended October 31, 2024, the following reclassifications were made for permanent tax differences on the Statement of Assets and Liabilities:

	Total Distributable Earnings	Paid-in Capital
Swan Hedged Equity US Large Cap ETF	$(12,294,879)	$12,294,879

6. INVESTMENT TRANSACTIONS
During the year ended November 30, 2024, the Fund realized net capital gains and losses resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated losses) to paid in-capital. The amounts of realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statement of Operations is as follows:

	Realized Gains	Realized Losses
Swan Hedged Equity US Large Cap ETF	$11,994,338	$ —

Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the year ended November 30, 2024 were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
Swan Hedged Equity US Large Cap ETF	$53,221,383	$42,205,445	$122,566,238	$41,216,901

7. PRINCIPAL RISKS
As with all ETFs, shareholders of the Fund are subject to the risk that their investment could lose money. The Fund is subject to the principal risks, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.
A complete description of principal risks is included in the prospectus under the heading “Principal Investment Risks”.
8. SUBSEQUENT EVENTS
On December 26, 2024, the Fund declared a distribution to shareholders of record on December 27, 2024, as follows:

	Ordinary Income Rate Paid	Ordinary Income Distribution
Swan Hedged Equity US Large Cap ETF	$0.096	$1,461,211

In preparing these financial statements management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that other than as disclosed above there are no subsequent events that would need to be recorded or disclosed in the Fund’s financial statements.

13

Swan Hedged Equity US Large Cap ETF
Report of Independent Registered Public Accounting Firm
To the Shareholders of Swan Hedged Equity US Large Cap ETF and
Board of Trustees of Listed Funds Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedules of investments and written options, of Swan Hedged Equity US Large Cap ETF (the “Fund”), a series of Listed Funds Trust, as of November 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years ended in the period ended November 30, 2024, and for the period from December 22, 2020 (commencement of operations) through November 30, 2021, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2024, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2024, by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2020.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
January 29, 2025

14

Swan Hedged Equity US Large Cap ETF
Supplemental Information
November 30, 2024 (Unaudited)
TAX INFORMATION
For the tax year ended October 31, 2024, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. For the tax year ended October 31, 2024, 100.00% of dividends declared from ordinary income were designed as qualified dividend income.
For the tax year ended October 31, 2024, 100.00% of dividends paid from net ordinary income qualified for the dividends received deduction available to corporate shareholders.
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END INVESTMENT COMPANIES.
There were no changes in or disagreements with accountants during the period covered by this report.
PROXY DISCLOSURE FOR OPEN-END INVESTMENT COMPANIES.
There were no matters submitted to a vote of shareholders during the period covered by this report.
REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END INVESTMENT COMPANIES.
See Financial Statements.
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not applicable

15

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Pursuant to the Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds, except those specified in the Funds’ Prospectus. As a result, the Adviser is responsible for compensating the Independent Trustees. Further information related to Trustee and Officer compensation for the Trust can be obtained from the Funds’ most recent SAI.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a)under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	2/3/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	2/3/2025

By (Signature and Title)*	/s/ Travis G. Babich
Travis G. Babich, Treasurer/Principal Financial Officer

Date	2/3/2025

* Print the name and title of each signing officer under his or her signature